RESERVES, Terms and Conditions of Performance Rights (Details) - Performance Rights [Member]	12 Months Ended
	Jun. 30, 2024 shares $ / shares	Jun. 30, 2023 shares	Jun. 30, 2022 shares
Terms and conditions of performance rights [Abstract]
Number of shares converted upon vesting (in shares)	1
Rights vest (in shares)	5,147,665	329,000	0
Vesting upon Achieving a 30-day VWAP of $2.00 Per Share [Member]
Terms and conditions of performance rights [Abstract]
Rights vest (in shares)	1,325,000
Volume weighted average price (in dollars per share) | $ / shares	$ 2
Vesting upon Achieving a 30-day VWAP of $2.00 Per Share [Member] | Expiring December 22, 2024 [Member]
Terms and conditions of performance rights [Abstract]
Rights vest (in shares)	25,000
Vesting upon Achieving a 30-day VWAP of $2.00 Per Share [Member] | Expiring April 23, 2026 [Member]
Terms and conditions of performance rights [Abstract]
Rights vest (in shares)	1,300,000
Vesting upon Achieving a 30-day VWAP of $3.00 Per Share [Member]
Terms and conditions of performance rights [Abstract]
Rights vest (in shares)	7,811,667
Volume weighted average price (in dollars per share) | $ / shares	$ 3
Vesting upon Achieving a 30-day VWAP of $3.00 Per Share [Member] | Expiring December 22, 2025 [Member]
Terms and conditions of performance rights [Abstract]
Rights vest (in shares)	25,000
Vesting upon Achieving a 30-day VWAP of $3.00 Per Share [Member] | Expiring April 23, 2026 [Member]
Terms and conditions of performance rights [Abstract]
Rights vest (in shares)	7,536,667
Vesting upon Achieving a 30-day VWAP of $3.00 Per Share [Member] | Expiring March 1, 2026 [Member]
Terms and conditions of performance rights [Abstract]
Rights vest (in shares)	150,000
Vesting upon Achieving a 30-day VWAP of $3.00 Per Share [Member] | Expiring December 22, 2026 [Member]
Terms and conditions of performance rights [Abstract]
Rights vest (in shares)	100,000
Vesting upon Achieving a 30-day VWAP of $4.00 Per Share [Member]
Terms and conditions of performance rights [Abstract]
Rights vest (in shares)	16,476,668
Volume weighted average price (in dollars per share) | $ / shares	$ 4
Vesting upon Achieving a 30-day VWAP of $4.00 Per Share [Member] | Expiring April 23, 2026 [Member]
Terms and conditions of performance rights [Abstract]
Rights vest (in shares)	11,771,668
Vesting upon Achieving a 30-day VWAP of $4.00 Per Share [Member] | Expiring March 1, 2026 [Member]
Terms and conditions of performance rights [Abstract]
Rights vest (in shares)	150,000
Vesting upon Achieving a 30-day VWAP of $4.00 Per Share [Member] | Expiring December 22, 2026 [Member]
Terms and conditions of performance rights [Abstract]
Rights vest (in shares)	175,000
Vesting upon Achieving a 30-day VWAP of $4.00 Per Share [Member] | Expiring April 6, 2025 [Member]
Terms and conditions of performance rights [Abstract]
Rights vest (in shares)	1,000,000
Vesting upon Achieving a 30-day VWAP of $4.00 Per Share [Member] | Expiring December 22, 2025 [Member]
Terms and conditions of performance rights [Abstract]
Rights vest (in shares)	50,000
Vesting upon Achieving a 30-day VWAP of $4.00 Per Share [Member] | Expiring December 21, 2028 [Member]
Terms and conditions of performance rights [Abstract]
Rights vest (in shares)	3,330,000
Vesting upon Achieving Various (Non-market Based) Performance Conditions [Member]
Terms and conditions of performance rights [Abstract]
Rights vest (in shares)	1,856,000
Vesting upon Achieving Various (Non-market Based) Performance Conditions [Member] | Expiring April 23, 2026 [Member]
Terms and conditions of performance rights [Abstract]
Rights vest (in shares)	200,000
Vesting upon Achieving Various (Non-market Based) Performance Conditions [Member] | Expiring December 22, 2026 [Member]
Terms and conditions of performance rights [Abstract]
Rights vest (in shares)	275,000
Vesting upon Achieving Various (Non-market Based) Performance Conditions [Member] | Expiring April 6, 2025 [Member]
Terms and conditions of performance rights [Abstract]
Rights vest (in shares)	1,000,000
Vesting upon Achieving Various (Non-market Based) Performance Conditions [Member] | Expiring December 22, 2025 [Member]
Terms and conditions of performance rights [Abstract]
Rights vest (in shares)	271,000
Vesting upon Achieving Various (Non-market Based) Performance Conditions [Member] | Expiring December 31, 2025 [Member]
Terms and conditions of performance rights [Abstract]
Rights vest (in shares)	55,000
Vesting upon Achieving Various (Non-market Based) Performance Conditions [Member] | Expiring December 31, 2026 [Member]
Terms and conditions of performance rights [Abstract]
Rights vest (in shares)	55,000